Liquidity	9 Months Ended
Sep. 30, 2011
Liquidity [Abstract]
Liquidity [Text Block]
5. Liquidity

The Company has experienced recurring losses from operations, and, as of September 30, 2011, had a working capital deficit of $44.3 million (including the $16.6 million recorded as a liability relating to securities in excess of the authorized number, which will be eliminated as soon as the authorized number of common stock is increased), and a deficit accumulated during the 15 years of Company operations to date of $239.2 million. Of this $239.2 million deficit, $112.7 million (less than half) reflects cash used in operations, and the remaining $126.5 million reflects non-cash accounting measures.

Since 2004, Toucan Capital Fund II, L.P. (“Toucan Capital”), Toucan Partners LLC (“Toucan Partners”), entities controlled by Ms. Linda Powers, the managing director of Toucan Capital and managing member of Toucan Partners, and Ms. Linda Powers (collectively “Toucan”) have provided substantial funding to the Company. During the period from 2004 to 2007, the funding consisted of various loans and the purchase of preferred stock and common stock. Under a Conversion Agreement during 2007, all loans payable to Toucan outstanding at the time were converted to preferred stock and all of the preferred stock was converted to common stock. As a result of additional loans, as of September 30, 2011, notes payable include a $1.3 million convertible note with an annual interest rate of 12% and a $0.5 million convertible note with a 10% original issue discount and a 10% one time interest charge payable to Toucan. The $1.3 million notes payable to Toucan outstanding as of September 30, 2011, are convertible at $0.20 per share and the $0.5 million note payable is convertible at a conversion price equal to 80% of the average of the five lowest closing prices for the Company's Stock over the 25 days immediately preceding conversion. In September 2011 Toucan Partners agreed to terms related to the extension of a 60 day note originally entered into by Toucan Partners in October 2010, which was repaid after the maturity date in December 2010. Under the terms of this subsequent extension agreement, the Company issued in the third quarter of 2011 to Toucan Partners a warrant to purchase 909,000 shares at an exercise price of $0.75 over a term of five years. As a result of this financing activity, as of September 30, 2011, Toucan held 22,617,015 shares of common stock, representing approximately 23.3% of the common stock outstanding. Further, as of September 30, 2011, Toucan, beneficially owned (including unexercised warrants) 64,043,998 shares of common stock, representing a beneficial ownership interest of approximately 36.1%.
On June 2, 2011, the Company entered into an agreement with Toucan Partners to establish an equity facility pursuant to which the Company will issue registered, tradable shares of its common stock (the “Common Stock”) for future financings of up to $25 million over a 30-month period in aggregate.  The Company expects the shares involved in this equity facility will be registered in several tranches through a series of registration statements over the 30-month term.  The 30-month period will begin on the effective date of the first registration statement.  Any use of this equity facility will be entirely in the Company’s discretion.

Under the terms of the facility, the Company may issue and sell shares of its Common Stock and deliver a sales notice to Toucan.  Upon such notification, Toucan will be obligated to purchase a specified amount of stock based upon the then current price level of the Company’s stock.  The price per share at which Toucan will be obligated to make such purchase will be determined by a backward-looking, fixed price formula of 95% of the average of the three lowest closing bid prices of the Company’s Common Stock during the 15 trading days prior to the Company’s notification date.  The price per share is also subject to a floor price of $0.35 per share throughout the term of the Agreement.  The purchase price formula does not include any discount and/or warrants that may be provided to an investor who purchases shares that have been registered pursuant to this facility.  Such discounts and/or warrants are the Company's responsibility.

The amount of stock the Company can elect to issue in each sale will be determined by the then current price level of the Company’s common stock, ranging from $150,000 to $1 million.  The Company is required to pay or reimburse all expenses associated with the establishment and use of this equity facility and all transactions in connection therewith, including legal fees, broker fees and placement agent fees.  The Company may terminate the facility at any time for any reason upon thirty days notice; however, if the Company does so and Toucan is not in default, the Company may not enter into or use a similar facility for eight months after such termination.  Toucan may terminate the facility if the Company is in default.  Toucan will receive a one percent commitment fee for the facility and a five percent fee on the sales of shares under the facility when the sales are executed.

In addition to financing obtained from Toucan, the Company has raised additional capital by issuing common stock and debt securities. As of September 30, 2011, the Company had approximately $1.6 million of cash on hand. The Company expects to begin accessing the $25 million equity facility with Toucan Partners described above during the fourth quarter of 2011. If the Company’s capital raising efforts are unsuccessful, its inability to obtain additional cash as needed could have a material adverse effect on the Company’s financial position, results of operations and the Company’s ability to continue its existence.